JPMorgan International Equity Fund
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.3%
Australia — 4.5%
BHP Group Ltd.	2,208	54,220
Goodman Group, REIT	466	10,392
Medibank Pvt Ltd.	10,233	25,233
QBE Insurance Group Ltd.	1,756	22,666
Rio Tinto Ltd.	296	21,302
Rio Tinto plc	655	39,467
Telstra Group Ltd.	12,106	29,555
		202,835
Austria — 1.2%
Erste Group Bank AG	850	52,240
Belgium — 1.3%
KBC Group NV	751	57,601
Denmark — 2.9%
Carlsberg A/S, Class B	359	37,563
Novo Nordisk A/S, Class B	1,110	93,738
		131,301
Finland — 1.4%
Nordea Bank Abp	5,114	60,821
France — 12.5%
Air Liquide SA	439	76,626
Airbus SE	161	27,780
Arkema SA	78	6,252
Capgemini SE	173	31,393
Cie Generale des Etablissements Michelin SCA	1,129	39,258
Dassault Systemes SE	434	16,967
Legrand SA	647	65,985
LVMH Moet Hennessy Louis Vuitton SE	109	79,830
Safran SA	408	101,148
TotalEnergies SE	805	46,614
Vinci SA	659	71,356
		563,209
Germany — 9.3%
Allianz SE (Registered)	172	56,235
Deutsche Boerse AG	265	65,407
Deutsche Telekom AG (Registered)	3,549	119,054
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	133	72,343
SAP SE	392	107,928
		420,967
Hong Kong — 2.1%
AIA Group Ltd.	6,182	43,456
Hong Kong Exchanges & Clearing Ltd.	658	25,770
Techtronic Industries Co. Ltd.	1,945	26,158
		95,384

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ireland — 0.2%
Kingspan Group plc	125	8,666
Italy — 2.0%
UniCredit SpA	2,000	91,869
Japan — 19.5%
Hitachi Ltd.	2,762	69,425
Hoya Corp.	455	61,140
ITOCHU Corp.	1,775	81,714
Keyence Corp.	148	63,745
Mitsubishi UFJ Financial Group, Inc.	6,213	78,575
Mitsui Fudosan Co. Ltd.	4,996	45,088
Nippon Telegraph & Telephone Corp.	27,296	26,872
Recruit Holdings Co. Ltd.	735	51,311
Shimano, Inc.	196	27,476
Shin-Etsu Chemical Co. Ltd.	1,874	58,108
Sony Group Corp.	6,161	135,974
Suzuki Motor Corp.	4,602	55,071
Terumo Corp.	3,679	69,069
Tokio Marine Holdings, Inc.	1,657	54,634
		878,202
Netherlands — 5.2%
ASML Holding NV	127	93,817
Heineken NV	247	17,179
Koninklijke Ahold Delhaize NV	1,795	63,605
Koninklijke KPN NV	16,978	61,437
		236,038
Singapore — 2.2%
DBS Group Holdings Ltd.	3,087	101,049
Spain — 4.6%
Banco Santander SA	8,844	45,321
CaixaBank SA	3,910	23,665
Iberdrola SA *	85	1,197
Iberdrola SA	5,324	75,241
Industria de Diseno Textil SA	1,135	61,612
		207,036
Sweden — 3.1%
Atlas Copco AB, Class A	2,920	48,776
Volvo AB, Class B	3,293	90,747
		139,523
Switzerland — 3.1%
Cie Financiere Richemont SA (Registered)	388	75,012
Lonza Group AG (Registered)	105	66,782
		141,794
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	284	59,498

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — 15.8%
3i Group plc	2,367	113,701
AstraZeneca plc	766	107,468
Compass Group plc	1,354	46,659
Diageo plc	1,921	57,244
InterContinental Hotels Group plc	407	54,216
London Stock Exchange Group plc	436	64,866
NatWest Group plc	10,501	55,987
Next plc	451	55,499
RELX plc	1,831	90,915
Sage Group plc (The)	1,356	22,533
SSE plc	2,246	45,247
		714,335
United States — 6.1%
Nestle SA (Registered)	941	79,950
Sanofi SA	673	73,184
Schneider Electric SE	69	17,479
Shell plc	3,231	106,074
		276,687
Total Common Stocks (Cost $3,299,316)		4,439,055
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (a) (b) (Cost $119,731)	119,684	119,732
Total Investments — 101.0% (Cost $3,419,047)		4,558,787
Liabilities in Excess of Other Assets — (1.0)%		(43,685)
NET ASSETS — 100.0%		4,515,102

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.4%
Insurance	6.0
Pharmaceuticals	6.0
Capital Markets	5.9
Diversified Telecommunication Services	5.2
Machinery	3.6
Textiles, Apparel & Luxury Goods	3.4
Semiconductors & Semiconductor Equipment	3.4
Oil, Gas & Consumable Fuels	3.3
Software	3.2
Professional Services	3.1
Chemicals	3.1
Household Durables	3.0
Health Care Equipment & Supplies	2.9
Aerospace & Defense	2.8
Electric Utilities	2.7
Metals & Mining	2.5
Beverages	2.5
Hotels, Restaurants & Leisure	2.2
Electrical Equipment	1.8
Trading Companies & Distributors	1.8
Food Products	1.8
Construction & Engineering	1.6
Industrial Conglomerates	1.5
Life Sciences Tools & Services	1.5
Electronic Equipment, Instruments & Components	1.4
Consumer Staples Distribution & Retail	1.4
Specialty Retail	1.4
Broadline Retail	1.2
Automobiles	1.2
Real Estate Management & Development	1.0
Others (each less than 1.0%)	2.6
Short-Term Investments	2.6

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$202,835	$—	$202,835
Austria	—	52,240	—	52,240
Belgium	—	57,601	—	57,601
Denmark	—	131,301	—	131,301
Finland	—	60,821	—	60,821
France	—	563,209	—	563,209
Germany	—	420,967	—	420,967
Hong Kong	—	95,384	—	95,384

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$—	$8,666	$—	$8,666
Italy	—	91,869	—	91,869
Japan	—	878,202	—	878,202
Netherlands	63,605	172,433	—	236,038
Singapore	—	101,049	—	101,049
Spain	—	207,036	—	207,036
Sweden	—	139,523	—	139,523
Switzerland	—	141,794	—	141,794
Taiwan	59,498	—	—	59,498
United Kingdom	—	714,335	—	714,335
United States	—	276,687	—	276,687
Total Common Stocks	123,103	4,315,952	—	4,439,055
Short-Term Investments
Investment Companies	119,732	—	—	119,732
Total Investments in Securities	$242,835	$4,315,952	$—	$4,558,787
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (a) (b)	$90,815	$356,685	$327,764	$(12)	$8	$119,732	119,684	$1,074	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	73,806	116,784	190,590	—	—	—	—	222	—
Total	$164,621	$473,469	$518,354	$(12)	$8	$119,732		$1,296	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.